COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

Capital Commitments

The Group’s capital commitments primarily relate to commitments in connection with the investment in CCLG. Total capital commitments contracted but not yet reflected in the financial statements amounted to $3 million and $2.2 million as of December 31, 2015 and December 31, 2016, respectively.

Operating lease commitments

The Group leases certain office premises under non-cancellable leases. Rental expenses under operating leases for the years ended December 31, 2014, 2015 and 2016 were nil, $985,214 and $2,243,907, respectively.

The future aggregate minimum lease payments under non-cancelable operating lease agreements were as follows:

Years ending December 31,:	US$

2017	1,818,504
2018	1,674,808
2019	1,528,053
2020	1,528,053
2021	1,528,053
Thereafter	13,082,646
Total	21,160,117